ORDINARY SHARES (Details Narrative)			1 Months Ended			12 Months Ended
		Dec. 09, 2024 shares	Aug. 31, 2024 shares	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
Issuance of shares				2,500,001
Reverse recapitalization of shares			1,417,040
Stock issued value | $				$ 882,000
Common stock, shares outstanding	[1]					16,788,342	13,855,239
Common stock, par value | $ / shares	[1]					$ 0.0001	$ 0.0001
Common stock, shares issued	[1]					18,588,342	13,855,239
Securities Purchase Agreement [Member]
Issuance of shares		1,800,000
Minimum [Member]
Share price | $ / shares				$ 0.33
Maximum [Member]
Share price | $ / shares				$ 0.35
Ming Chao Huang [Member]
Ownership percentage					42.00%
MKD Taiwan [Member]
Issuance of shares						17,011,476		27,278,652
Share price | (per share)							$ 0.33	$ 10
Reverse recapitalization of shares						9,642,373
Stock issued value | $							$ 5,600,000
Ming Chao Huang [Member]
Issuance of shares				4,932,512
Reverse recapitalization of shares			2,795,826
Stock issued value | $				$ 1,627,729	$ 1,627,729

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization (Note 1). The Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted loss per share calculation (Note 14).